PROPERTY, PLANT AND EQUIPMENT (Details 1) - Assets Leased to Others [Member] - Building [Member] - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 10,962	$ 10,892
Less: accumulated depreciation	(3,808)	(3,547)
Buildings leased to others - net	$ 7,154	$ 7,345